NOTE 15 – REDEEMABLE NON-CONTROLLING INTEREST		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Noncontrolling Interest [Abstract]
NOTE 15 – REDEEMABLE NON-CONTROLLING INTEREST

NOTE 15 – REDEEMABLE NON-CONTROLLING INTEREST

The Company consolidates Zhejiang Jizhu Technology Co., Ltd. (“Zhejiang Jizhu”) following the acquisition of Aiultraprod Group Limited. Certain minority investors of Zhejiang Jizhu hold noncontrolling equity interests with redemption features not solely within the Company’s control. Accordingly, these non-controlling interests are classified outside permanent equity as redeemable non-controlling interests (temporary equity) in accordance with ASC 480-10-S99.

The redeemable non-controlling interests represent equity interests held by certain minority investors of Zhejiang Jizhu. Holders of these interests retain rights to participate in Zhejiang Jizhu’s residual net assets on the same basis as other equity holders. However, pursuant to investment agreements entered into in December 2024, such investors have the right to require redemption of their equity interests upon the occurrence of certain contingent events, including failure to complete an initial public offering, failure to satisfy specified contractual conditions, or failure to achieve certain operational performance targets of Zhejiang Jizhu.

The redemption amount is determined in accordance with the contractual provisions and is generally calculated based on the original investment amount plus a simple annual return of 6% or 8%, as applicable. The redemption obligation is primarily attributable to the founder, and Zhejiang Jizhu has joint liability under the agreement.

At each reporting date, the Company evaluates the carrying amount of the redeemable non-controlling interests. The redeemable non-controlling interests are subsequently measured at the greater of:

(i) the carrying amount recognized upon acquisition, adjusted for the redeemable non-controlling interest holders’ proportionate share of net income or loss, other comprehensive income, and other changes in equity; or

(ii) the redemption value determined in accordance with the contractual redemption provisions.

Any increases required to accrete the carrying amount of redeemable noncontrolling interests to their redemption value are recorded as adjustments to retained earnings, or, in the absence of retained earnings, as adjustments to additional paid-in capital, and are not recognized in consolidated net income.

Changes in the Company’s redeemable non-controlling interests during the fiscal years ended December 31, 2025 and 2024 were as follows:

	As of December 31, 2025	As of December 31, 2024

Redeemable non-controlling interest at the beginning of the period	$—	$—
Redeemable non-controlling interest acquired in business combination	716,586	—
Net profit (loss) attributable to redeemable non-controlling interests	23,889	—
Accretions adjustment to the redemption value	(2,172)	—
Redeemable non-controlling interest at the ending of the period	$738,303	$—

NOTE 14 – REDEEMABLE NON-CONTROLLING INTEREST

The Company consolidates Zhejiang Jizhu Technology Co., Ltd. (“Zhejiang Jizhu”) following the acquisition of Aiultraprod Group Limited. Certain minority investors of Zhejiang Jizhu hold noncontrolling equity interests with redemption features not solely within the Company’s control. Accordingly, these non-controlling interests are classified outside permanent equity as redeemable non-controlling interests (temporary equity) in accordance with ASC 480-10-S99.

The redeemable non-controlling interests represent equity interests held by certain minority investors of Zhejiang Jizhu. Holders of these interests retain rights to participate in Zhejiang Jizhu’s residual net assets on the same basis as other equity holders. However, pursuant to investment agreements entered into in December 2024, such investors have the right to require redemption of their equity interests upon the occurrence of certain contingent events, including failure to complete an initial public offering, failure to satisfy specified contractual conditions, or failure to achieve certain operational performance targets of Zhejiang Jizhu.

The redemption amount is determined in accordance with the contractual provisions and is generally calculated based on the original investment amount plus a simple annual return of 6% or 8%, as applicable. The redemption obligation is primarily attributable to the founder, and Zhejiang Jizhu has joint liability under the agreement.

At each reporting date, the Company evaluates the carrying amount of the redeemable non-controlling interests. The redeemable non-controlling interests are subsequently measured at the greater of:

(i) the carrying amount recognized upon acquisition, adjusted for the redeemable non-controlling interest holders’ proportionate share of net income or loss, other comprehensive income, and other changes in equity; or

(ii) the redemption value determined in accordance with the contractual redemption provisions.

Any increases required to accrete the carrying amount of redeemable noncontrolling interests to their redemption value are recorded as adjustments to retained earnings, or, in the absence of retained earnings, as adjustments to additional paid-in capital, and are not recognized in consolidated net income.

Changes in the Company’s redeemable non-controlling interests during the six months ended June 30, 2026 and 2025 were as follows:

	For the six months ended June 30, 2026	For the six months ended June 30, 2025

Redeemable non-controlling interest at the beginning of the period	$738,303	$—
Redeemable non-controlling interest acquired in business combination	—	716,586
Net loss attributable to redeemable non-controlling interests	(1,206)	—
Accretions adjustment to the redemption value	46,227	—
Redeemable non-controlling interest at the ending of the period	$783,324	$716,586